Commitments and Contingencies - Summary of Future Payments of Non-Cancellable Operating Leases (Detail) - Dec. 31, 2017 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments	$ 61,521	R$ 203,514
Up to one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments	9,495	31,409
One to five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments	30,678	101,484
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments	$ 21,348	R$ 70,621